Recent Accounting Pronouncements and Significant Accounting Policies, Revenues and Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recent Accounting Pronouncements and Significant Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 147	$ 0	$ 0